Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the following.
On July 6, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Nextdoor, Inc., a Delaware corporation (“Nextdoor”), and Lorelei Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of KVSB (“Merger Sub”).
On July 6, 2021, concurrently with the execution of the Merger Agreement, we entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have independently subscribed for an aggregate of 27 million shares of Class A common stock for an aggregate purchase price equal to $270 million (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the consummation of the transactions contemplated by the Merger Agreement.
Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On October 1, 2021, Khosla Ventures Acquisition Co. II (“KVSB”) entered into an amendment (the “Amendment”) to the previously disclosed Agreement and Plan of Merger (the “Merger Agreement”), dated as of July 6, 2021, among KVSB, Nextdoor, Inc., a Delaware corporation (“Nextdoor”) and Lorelei Merger Sub Inc., a Delaware corporation and a direct wholly-owned subsidiary of KVSB. Pursuant to the Amendment, in addition to KVSB stockholder approval of the amendment and restatement of the certificate of incorporation of KVSB (the “Proposed Charter”) pursuant to the governing documents of KVSB and applicable law, the parties agreed to a mutual closing condition that the Proposed Charter will have been approved at the Acquiror Stockholders’ Meeting by the affirmative vote of the holders of a majority of the shares of KVSB’s Class A common stock, par value $0.0001 per share (“KVSB Class A Common Stock”), then outstanding and entitled to vote thereon at the Acquiror Stockholders’ Meeting, voting separately as a single series. The Amendment provides that such condition may not be waived by the parties. The form of Proposed Charter is attached as Annex C to the registration statement on Form S-4 that KVSB filed with the SEC on July 20, 2021. The transaction is expected to close on November 5, 2021.
Subsequent Events
The Company has performed an evaluation of subsequent events through July 2, 2021, the date these consolidated financial statements were available to be issued.
In May 2021, the Company entered into an agreement with a service provider under which the Company will purchase cloud computing and other services from June 2021 to May 2024. The total purchase commitment is $57.0 million.
Between April 1, 2021 and July 2, 2021, the Company granted stock options for 1,419,375 shares of common stock with a weighted average exercise price of $18.80 per share under the 2018 Plan. The Company will recognize approximately $15.2 million of stock-based compensation expense related to these stock options over four years.
Between April 1, 2021 and July 2, 2021, the Company granted restricted stock units (RSUs) for 62,844 shares of common stock with an aggregate grant date fair value of $1.3 million to eligible employees. The RSUs contain a service-based condition, generally met over four years, to vest in the underlying common stock.
Events Subsequent to Original Available to be Issued date of Consolidated Financial Statements (unaudited)
On July 6, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Lorelei Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of Khosla Ventures Acquisition Co. II (“KVSB”), a special purpose acquisition company, where Merger Sub will merge with the Company, with the Company surviving as a wholly owned subsidiary of KVSB. The transactions contemplated by the Merger Agreement are referred to herein as the “Transactions”. On October 20, 2021, the Company granted restricted stock units (“RSUs”) for 660,682 shares of common stock with an estimated aggregate grant date fair value of $18.7 million to eligible employees. The RSUs contain a service-based condition, generally met over four years, to vest in the underlying common stock.
On November 2, 2021, KVSB held a special meeting of stockholders and approved the Transactions with Nextdoor. Following the completion of the Transactions on November 5, 2021 (the “Closing”), KVSB was renamed to Nextdoor Holdings, Inc. and its Class A common stock, par value $0.0001 per share (“Class A Common Stock”) began trading on the New York Stock Exchange under the ticker symbol “KIND” on November 8, 2021.
Pursuant to the terms of the Merger Agreement, each share of Nextdoor common stock that was issued and outstanding immediately prior to the Closing, after giving effect to the conversion of all issued and outstanding shares of Nextdoor redeemable convertible preferred stock to Nextdoor common stock, was canceled and converted into the right to receive a number of shares of Nextdoor Holdings, Inc. Class B common stock equal to the number of shares of Nextdoor common stock multiplied by the exchange ratio of 3.1057. In addition, all outstanding equity awards of Nextdoor were converted into equity awards of Nextdoor Holdings, Inc. Class B common stock with the same terms and vesting conditions adjusted by the exchange ratio of 3.1057.
In connection with the Transactions, KVSB completed the sale and issuance of 27,000,000 shares of Nextdoor Holdings, Inc. Class A common stock in a fully committed common stock private placement (“PIPE”) at a purchase price of $10.00 per share. In addition, upon the Closing of the Transactions the performance-based vesting condition for a stock option to purchase 743,184 shares of Nextdoor common stock granted to Nextdoor's Chief Executive Officer and President in March 2021 was satisfied, which resulted in the recognition of stock-based compensation expense of $8.5 million. The option vested in a single installment upon the Closing subject to her continuous employment through such date.
Net proceeds from the Transactions totaled approximately $626.7 million which included funds held in KVSB’s trust account (after giving effect to redemptions) and proceeds from the PIPE investment and was net of transaction costs.
Subsequent EventsThe Company has performed an evaluation of subsequent events through November 12, 2021, the date these condensed consolidated financial statements were available to be issued.
On October 20, 2021, the Company granted restricted stock units (“RSUs”) for 660,682 shares of common stock with an estimated aggregate grant date fair value of $18.7 million to eligible employees. The RSUs contain a service-based condition, generally met over four years, to vest in the underlying common stock.
On November 2, 2021, KVSB held a special meeting of stockholders and approved the Transactions with Nextdoor. Following the Closing on November 5, 2021, KVSB was renamed to Nextdoor Holdings, Inc. and its Class A common stock, par value $0.0001 per share (“Class A Common Stock”) began trading on the New York Stock Exchange under the ticker symbol “KIND” on November 8, 2021.
Pursuant to the terms of the Merger Agreement, each share of Nextdoor common stock that was issued and outstanding immediately prior to the Closing, after giving effect to the conversion of all issued and outstanding shares of Nextdoor redeemable convertible preferred stock to Nextdoor common stock, was canceled and converted into the right to receive a number of shares of Nextdoor Holdings, Inc. Class B common stock equal to the number of shares of Nextdoor common stock multiplied by the exchange ratio of 3.1057. In addition, all outstanding equity awards of Nextdoor were converted into equity awards of Nextdoor Holdings, Inc. Class B common stock with the same terms and vesting conditions adjusted by the exchange ratio of 3.1057.
In connection with the Transactions, KVSB completed the sale and issuance of 27,000,000 shares of Nextdoor Holdings, Inc. Class A common stock in a fully committed common stock private placement (“PIPE”) at a purchase price of $10.00 per share. In addition, upon the Closing of the Transactions the performance-based vesting condition for a stock option to purchase 743,184 shares of Nextdoor common stock granted to Nextdoor's Chief Executive Officer and President in March 2021 was satisfied, which resulted in the recognition of stock-based compensation expense of $8.5 million. The option vested in a single installment upon the Closing subject to her continuous employment through such date.
Net proceeds from the Transactions totaled approximately $626.7 million which included funds held in KVSB’s trust account (after giving effect to redemptions) and proceeds from the PIPE investment and was net of transaction costs.